Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Parenthetical) (Detail)	Jun. 30, 2013
Derivative [Line Items]
LIBOR rate receivable cap	3.50%
Interest rate swap [Member]
Derivative [Line Items]
LIBOR rate receivable cap	3.50%
Fixed based rate from interest rate cap	1.12%
Effective reduction rate should rate exceed LIBOR rate	2.38%
Minimum [Member] | Interest rate swap [Member]
Derivative [Line Items]
Partnership pays on its variable-rate debt	0.30%
Maximum [Member] | Interest rate swap [Member]
Derivative [Line Items]
Partnership pays variable-rate debt	3.25%